Convertible Redeemable Preferred Shares - Summary of convertible redeemable preferred shares activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2017 USD ($) shares	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances															¥ 19,657,786
Balances (in shares) | shares														213,585,003	813,868,585
Proceeds from Preferred Shares															¥ 78,651
Issuance of preferred shares (in shares) | shares															7,509,933
Accretion of redeemable non-controlling interests to redemption value													¥ 0	¥ 0	¥ 13,667,291
Conversion of Series A-1 and A-2 preferred shares to ordinary shares, amount															¥ 12,102,894
Conversion of Series A-1 and A-2 preferred shares to ordinary shares (in shares) | shares															(295,000,000)
Conversion of Series A-3 preferred shares to ordinary shares, amount															¥ (993,108)
Conversion of Series A-3 preferred shares to ordinary shares (in shares)															(31,720,364)
Conversion of Series B Preferred Shares to Ordinary shares															¥ (4,712,959)
Conversion of Series B Preferred Shares to Ordinary shares (in shares) | shares															(114,867,321)
Conversion of Series C Preferred Shares to Ordinary shares															¥ (6,830,539)
Conversion of Series C Preferred Shares to Ordinary shares (in shares) | shares															(166,205,830)
Conversion of Series D Preferred Shares to Ordinary shares															¥ (8,764,228)
Balances
Balances (in shares) | shares	813,868,585														213,585,003
Series A-1 & A-2
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances															¥ 5,011,731
Balances (in shares) | shares															295,000,000
Accretion of redeemable non-controlling interests to redemption value															¥ 7,091,163
Conversion of Series A-1 and A-2 preferred shares to ordinary shares, amount															¥ 12,102,894
Conversion of Series A-1 and A-2 preferred shares to ordinary shares (in shares) | shares															(295,000,000)
Balances
Balances (in shares) | shares	295,000,000
Series A-3
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances															¥ 427,129
Balances (in shares) | shares															24,210,431
Issuance of preferred shares | $												$ 40,000
Issuance of preferred shares (in shares) | shares															7,509,933
Accretion of redeemable non-controlling interests to redemption value															¥ 565,979
Conversion of Series A-3 preferred shares to ordinary shares, amount															¥ (993,108)
Conversion of Series A-3 preferred shares to ordinary shares (in shares)															(31,720,364)
Balances
Balances (in shares) | shares	24,210,431
Series B
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances															¥ 2,294,980
Balances (in shares) | shares															114,867,321
Issuance of preferred shares | $							$ 316,000	$ 316,000	$ 316,000	$ 316,000	$ 316,000
Accretion of redeemable non-controlling interests to redemption value															¥ 2,417,979
Conversion of Series B Preferred Shares to Ordinary shares															¥ (4,712,959)
Conversion of Series B Preferred Shares to Ordinary shares (in shares) | shares															(114,867,321)
Balances
Balances (in shares) | shares	114,867,321
Series C
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances															¥ 4,454,596
Balances (in shares) | shares															166,205,830
Issuance of preferred shares | $			$ 645,709	$ 645,709	$ 645,709	$ 645,709
Accretion of redeemable non-controlling interests to redemption value															¥ 2,375,943
Conversion of Series C Preferred Shares to Ordinary shares															¥ (6,830,539)
Conversion of Series C Preferred Shares to Ordinary shares (in shares) | shares															(166,205,830)
Balances
Balances (in shares) | shares	166,205,830
Series D
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances															¥ 7,469,350
Balances (in shares) | shares															213,585,003
Proceeds from Preferred Shares															¥ 78,651
Issuance of preferred shares | $	$ 1,130,320	$ 1,130,320
Accretion of redeemable non-controlling interests to redemption value															1,216,227
Conversion of Series D Preferred Shares to Ordinary shares															¥ (8,764,228)
Conversion of Series D Preferred Shares to Ordinary shares (in shares) | shares															(213,585,003)
Balances
Balances (in shares) | shares	213,585,003